Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	May 21, 2018
Document Effective Date	May 21, 2018
Prospectus Date	Feb. 01, 2018
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Risk/Return:
Trading Symbol	EAASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
Risk/Return:
Trading Symbol	EISMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
Risk/Return:
Trading Symbol	ERSMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R6
Risk/Return:
Trading Symbol	ERASX